SEGMENT INFORMATION- Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pre-tax income from continuing operations
Amortization of acquired intangible assets	$ (945)	$ (998)	$ (677)
Acquisition-related (charges)/income	(52)	(5)	(26)
Non-operating retirement-related (costs)/income	(1,468)	(598)	(1,050)
Income from continuing operations before income taxes	11,400	12,330	15,945
Business Segments
Pre-tax income from continuing operations
Income from continuing operations before income taxes	14,977	15,380	19,602
Internal transactions
Pre-tax income from continuing operations
Income from continuing operations before income taxes	(726)	(1,160)	(1,675)
Unallocated corporate amounts
Pre-tax income from continuing operations
Income from continuing operations before income taxes	$ (385)	$ (290)	$ (230)